Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties:
3.      Transactions with Related Parties:

Details of the Company's transactions with related parties are discussed in Note 3 of the Company's consolidated financial statements for the year ended December 31, 2014, included in the Company's annual report on Form 20-F. In addition to those transactions, three of the Excel Vessels (Christine (tbr Star Martha), Star Pauline and Star Despoina), which were acquired with attached time charters, are managed by Maryville Maritime Inc. (“Maryville”), a subsidiary of Excel.  Maryville is managing these three vessels until the expiration of their existing time charter agreements (two of which expired in August 2015 and one which expires in October 2015) at a monthly fee of $17.5 per vessel.

Transactions and balances with related parties are analyzed as follows:

Balance Sheet

	December 31, 2014	June 30, 2015
Assets
Oceanbulk Maritime S.A. and its affiliates	$241	$667
Product Shipping & Trading S.A.	4	4
Total Assets	$245	$671

Liabilities
Interchart Shipping Inc.	$6	$6
Combine Marine Ltd.	-	9
Management and Directors Fees	462	314
Managed Vessels of Oceanbulk Shipping LLC	9	7
Oceanbulk Sellers (Note 13)	1,689	50
Maryville Maritime Inc.	-	514
Total Liabilities	$2,166	$900

Excel Vessel Bridge Facility outstanding balance
	December 31, 2014	June 30, 2015
Excel Vessel Bridge Facility - current portion	$8,168	$-
Excel Vessel Bridge Facility - non- current portion	47,993	-
Total Excel Vessel Bridge Facility	$56,161	$-

Capitalized Expenses	December 31, 2014	June 30, 2015
Advances for vessels under construction and acquisition of vessels
Oceanbulk Maritime S.A.- commission fee for newbuilding vessels	$1,038	$1,557

Statements of Operations
	Six month period ended June 30,
	2014	2015
Voyage expenses-Interchart	$(385)	$(1,650)
Executive directors consultancy fees	(286)	(317)
Non-executive directors compensation	(71)	(79)
Office rent - Combine Marine Ltd.	(21)	(17)
Management fee expense - Maryville Maritime Inc.	-	(315)
Interest on Excel Vessel Bridge Facility	-	(220)
Management fee income - Oceanbulk Maritime S.A.	93	-
Management fee income - Managed Vessels of Oceanbulk Shipping LLC	1,299	-
Management fee income Product Shipping & Trading S.A.	62	-